Leases (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Leases
Schedule of future minimum lease payments under non-cancellable leases

As of June 30, 2026, the maturities of the Company’s operating lease liabilities were as follows (in thousands), which are included in Accrued liabilities and other liabilities and Lease liabilities, long term in the accompanying balance sheet:

2026	$684
2027	1,396
2028	1,438
2029	1,481
2030	376
Total future minimum payments	$5,375
Less: present value discount	(709)
Present value of lease liabilities	$4,666

As of December 31, 2025, the maturities of the Company’s operating lease liabilities were as follows (in thousands), which are included in Accrued liabilities and other liabilities and Lease liabilities, long term in the accompanying balance sheet:

2026	$1,355
2027	1,396
2028	1,438
2029	1,481
2030	376
Total future minimum payments	$6,046
Less: present value discount	(893)
Present value of lease liabilities	$5,153